GENERAL (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue	$ 106,863	$ 98,169	[1]	$ 86,040
Receivable from the United States government related to the CARES Act	952				$ 952
Exports to Russia	$ 2,200	$ 2,600			$ 6,300

[1]	The Company restated previously issued condensed interim consolidated financial statements. See Note 2 and Note 13 for additional information.